Investment Securities - Disclosure of Carrying Value of Banks Investment Securities Per Measurement Category (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018
Disclosure of financial assets [line items]
Investment securities	$ 77,986	$ 78,396
Debt Investments [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Investment securities	55,530	55,843
Debt Investments [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Investment securities	20,651	20,743
Equity securities [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Investment securities	1,253	1,305
Equity securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Investment securities	$ 552	$ 505